Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Series C Convertible Preferred Stock
Issuance of stock, net issuance cost	$ 0	$ 93,307